Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by operating activities	¥ 2,667,419	$ 418,574	¥ (211,019)	¥ (778,504)
Cash flows from investing activities:
Cash paid on long-term investments	(38,657)	(6,066)	(97,200)	(387,705)
Cash paid on loans to third parties	(292,317)	(45,871)
Net cash (used in)/ provided by investing activities	414,615	65,062	(2,136,429)	(783,579)
Cash flows from financing activities:
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders				348,264
Proceeds from issuance of convertible notes, net of debt discount				2,096,408
Payment of debt issuance costs				(24,048)
Exercise of share-based awards	7,124	1,117	7,970	10,968
Net cash provided by/(used in) financing activities	(1,779,534)	(279,249)	1,233,011	3,058,821
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(23,592)	(3,699)	(27,970)	(8,246)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,278,908	200,688	(1,142,407)	1,488,492
Cash, cash equivalents and restricted cash at beginning of the year	2,839,906	445,643	3,985,626	2,497,134
Cash, cash equivalents and restricted cash at end of the year	4,118,814	646,331	2,839,906	3,985,626
Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of the year	(3,313)
Cash, cash equivalents and restricted cash at end of the year			(3,313)
Parent
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by operating activities	14,196	2,228	(53,626)	(6,596)
Cash flows from investing activities:
Cash paid on long-term investments	(18,868)	(2,961)
Proceeds from disposal of long-term investments	65,537	10,284	27,754	9,000
Cash paid on loans to third parties	(22,317)	(3,502)
Net cash used in funds to Group companies	(15,263)	(2,395)	(107,446)	(2,290,814)
Net cash (used in)/ provided by investing activities	9,089	1,426	(79,692)	(2,281,814)
Cash flows from financing activities:
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders				348,264
Proceeds from issuance of convertible notes, net of debt discount				2,096,408
Payment of debt issuance costs				(24,048)
Exercise of share-based awards	7,124	1,118	7,970	10,968
Net cash provided by/(used in) financing activities	7,124	1,118	7,970	2,431,592
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(29,410)	(4,615)	(13,607)	(4,140)
Net increase/(decrease) in cash, cash equivalents and restricted cash	999	157	(138,955)	139,042
Cash, cash equivalents and restricted cash at beginning of the year	846	133	139,917	875
Cash, cash equivalents and restricted cash at end of the year	1,845	$ 290	846	¥ 139,917
Parent | Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of the year	¥ (116)
Cash, cash equivalents and restricted cash at end of the year			¥ (116)